UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08955
                                                     ---------------------

           Liberty-Stein Roe Institutional Floating Rate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31,2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                LIBERTY-STEIN ROE
                     INSTITUTIONAL FLOATING RATE INCOME FUND

                      Semiannual Report o February 28, 2003

[logo: STEIN ROE MUTUAL FUNDS]

Contents

From the President                                                 1
------------------

Performance Summary                                                2
-------------------

Portfolio Managers' Report                                         3
--------------------------

Portfolio of Investments                                           5
------------------------

Financial Statements                                              16
--------------------

Notes to Financial Statements                                     23
-----------------------------

Financial Highlights                                              28
--------------------

Transfer Agent                                                    33
--------------


Not FDIC Insured
May Lose Value
No Bank Guarantee


Must be preceded or accompanied by a prospectus.

From the President

[photo of Joseph R. Palombo]

Dear Shareholder:

     The environment for the syndicated loan market remained volatile over the past six months, but the second half was markedly better than the first half of the period. Bankruptcy filings by high-profile companies, which led to a general widening of loan credit risk premiums, peaked late in 2002. Then, as default rates started to come down and investors began to move back into riskier segments of the fixed income markets, the environment for the syndicated loan market improved. Better performance from the high yield bond sector also helped this market.

     Declining interest rates, which are generally positive for stocks and bonds, were a negative factor for the fund throughout the six-month period because yields on floating-rate loans adjust downward to reflect lower current rates. Nevertheless, an improving credit environment offset the impact of declining rates and helped the syndicated loan market achieve positive returns for the period.

     In the following report, portfolio managers Brian Good and Jim Fellows talk in greater detail about the performance of Liberty-Stein Roe Institutional Floating Rate Income Fund and the decisions they made in managing the fund. As always, thank you for investing in Liberty Funds. We look forward to helping you build a strong financial future.

     Sincerely,

 /s/ Joseph R. Palombo

     Joseph R. Palombo
     President

--------------------------------------------------------------------------------
Meet the new president

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Summary

Average annual total return (%), Period ended February 28, 2003
---------------------------------------------------------------
                                        6-month
                                     (cumulative)        1-year            Life*
--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund              2.58              0.52            4.62
--------------------------------------------------------------------------------
CSFB Leveraged Loan Index                4.07              2.84            3.67
-------------------------------------------------------------------------------


Average annual total return (%), Period ended December 31, 2002
---------------------------------------------------------------
                                        6-month
                                     (cumulative)        1-year            Life*
--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional
  Floating Rate Income Fund              -2.23            -0.25            4.47
--------------------------------------------------------------------------------

* The fund's inception date is 12/17/98. Index performance is from 12/31/98.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Performance results reflect any voluntary waivers or reimbursements of fund expenses by the advisor. Absent these waivers and reimbursement arrangements, performance results would have been lower.

INVESTMENT COMPARISONS

Growth of a $10,000 Investment: December 17, 1998 through February 28, 2003
---------------------------------------------------------------------------


                      Liberty-Stein Roe
                           Institutional
                           Floating Rate           CSFB Leveraged
                            Income Fund:              Loan Index:

12/17/98                         $10,000
                                  10,011                  $10,000
                                  10,078                   10,026
                                  10,167                    9,983
                                  10,252                   10,044
                                  10,329                   10,117
                                  10,407                   10,247
                                  10,483                   10,339
                                  10,554                   10,407
8/31/99                           10,595                   10,370
                                  10,666                   10,345
                                  10,720                   10,330
                                  10,774                   10,397
                                  10,854                   10,468
                                  10,936                   10,570
2/29/00                           11,025                   10,605
                                  11,063                   10,521
                                  11,133                   10,559
                                  11,230                   10,647
                                  11,314                   10,712
                                  11,416                   10,789
8/31/00                           11,498                   10,844
                                  11,565                   10,879
                                  11,623                   10,885
                                  11,656                   10,909
                                  11,705                   10,985
                                  11,799                   11,051
2/28/01                           11,833                   11,146
                                  11,791                   11,159
                                  11,680                   11,112
                                  11,798                   11,245
                                  11,821                   11,258
                                  11,949                   11,286
8/31/01                           12,064                   11,377
                                  11,944                   11,159
                                  11,748                   10,985
                                  11,848                   11,158
                                  11,960                   11,274
                                  12,123                   11,336
2/28/02                           12,022                   11,293
                                  12,173                   11,424
                                  12,318                   11,546
                                  12,367                   11,538
                                  12,203                   11,363
                                  11,895                   11,191
8/31/02                           11,781                   11,158
                                  11,661                   11,183
                                  11,605                   11,033
                                  11,748                   11,223
                                  11,930                   11,399
                                  12,061                   11,553
2/28/03                           12,084                   11,617



Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, an index is not an investment and does not incur fees or charges and is not professionally managed. It is not possible to invest in an index. Securities in the fund may not match those in the index. Index performance is from December 31, 1998.

Portfolio Managers' Report

   Fund
Commentary

COMMENTARY FROM BRIAN GOOD AND JIM FELLOWS, CFA
PORTFOLIO MANAGERS OF LIBERTY-STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME FUND

     For the six-month period that ended February 28, 2003, Liberty-Stein Roe Institutional Floating Rate Income Fund returned 2.58%. That was lower than the return of the fund's benchmark, the CSFB Leveraged Loan Index, which was up 4.07% for the period. The fund was negatively affected in the fall of 2002 by its holdings in the hotel and lodging sectors, businesses that have suffered from an ongoing decline in air travel. However, the environment for floating rate securities became more favorable toward the end of 2002, and the fund made up some of its lost ground.

--------------------------------------------------------------------------------
Investment Objective:

Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in adjustable rate senior secured loans made to corporations, partnerships and other borrowers that operate in various industries and geographic regions (including domestic and foreign entities).

Fund Inception:
December 17, 1998

Net Assets (as of 2/28/03):
$89.5 million
--------------------------------------------------------------------------------



LOWER DEFAULT RATES HELP FIXED-INCOME MARKETS

     One of the most important developments during the six-month period was a significant reduction in the incidence of corporate defaults. Default rates among high-yield bond issuers had been running at unusually high levels -- between 12% and 13% -- during the summer of 2002. Toward the end of the year default rates came down to the 7% level. Investors concluded that the lower-rated segments of the fixed-income markets had become less risky, so they were willing to put more money into high-yield instruments. In turn, more high-yield bonds were issued in order to meet growing investor demand. The result of this market shift was not only that companies were repaying high-yield bank loans, but also that senior lenders emerged with an improved credit position. These trends were favorable for the fund's primary markets.


--------------------------------------------------------------------------------
TOP 5 SECTORS as of 2/28/03
---------------------------
                                             %
                                            ---
Wireless telecommunications                 8.7
Health care                                 4.7
Cable television                            4.5
Printing/publishing                         4.4
Diversified manufacturing                   4.1

Sector breakdowns are calculated as a percentage of net assets. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain this breakdown in the future.
--------------------------------------------------------------------------------


EARLY VOLATILITY HURTS PERFORMANCE

     Most of the fund's shortfall in performance can be traced to the first two months of the six-month period. In addition to weakness in the hotel and lodging sectors, one specific holding that negatively affected results was the engineering and construction company Washington Group International (3.2% of net assets). The fund had received a piece of equity in the company in lieu of a restructuring, and it declined sharply in September and October of 2002. The fund's cable and wireless holdings also remained under pressure.

     However, cable and wireless improved later in the period, at which time several other bright spots emerged. Our investment in the troubled conglomerate Tyco International Corp. was closed out at a profit. We had been able to purchase a sizable term loan at a five percentage point discount last year, amid the negative publicity surrounding some of Tyco's accounting practices. The company was later able to refinance its loan, and our entire position was repaid at par. The gain, though not large in percentage terms, was important because Tyco International Corp. was the fund's biggest position at that time. The fund also benefited when electric utility AES Corp. (0.9% of net assets) underwent a major restructuring, resulting in enhanced collateral to the loan group and a partial cash payment to bondholders.

--------------------------------------------------------------------------------
PORTFOLIO QUALITY BREAKDOWN
---------------------------
(dollar-weighted %) as of 2/28/03
---------------------------------

      Baa2                    0.2
      Baa3                    0.3
      Ba1                     0.9
      Ba2                     3.4
      Ba3                    19.5
      B1                     18.3
      B2                     11.8
      B3                      8.4
      Caa1                    6.8
      Caa2                    0.4
      Ca                      1.0
      Non-rated              17.5
      Other                  11.5

Quality breakdowns are calculated as a percentage of total investments. Because the portfolio is actively managed, there can be no guarantee that the portfolio will continue to maintain these quality breakdowns in the future.
--------------------------------------------------------------------------------


CAUTIOUS OPTIMISM FOR 2003

     By period end, as geopolitical uncertainty mounted, the attention of the nation and the financial markets focused squarely on the developing events in Iraq. While the course of war and peace is impossible to predict with any confidence, the overall environment for floating-rate securities is more to our liking than it was a year ago. Interest rates appear unlikely to decline meaningfully from their current levels, while corporate default rates, having moved in the right direction, appear to be stabilizing rather than going back up. For several months now, the market for corporate bonds and other syndicated loans has held up well relative to other financial markets. We see that trend continuing in the year ahead.





Brian Good and Jim Fellows, CFA, are senior vice presidents of Stein Roe & Farnham Incorporated, an affiliate of Columbia Management Group, Inc. They have been portfolio managers of the Liberty-Stein Roe Institutional Floating Rate Income Fund since its inception.

Portfolio holdings are disclosed as of February 28, 2003, and are subject to change.

Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean that the fund managers have to replace the loan with a lower-yielding security, which could affect the valuation of the portfolio's holdings.

The fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holding can have a greater impact on the fund's NAV than could a default in a more diversified portfolio.

Unlike floating rate loans, some fixed-income investments may be covered by FDIC insurance or other guarantees relating to timely payment of principal and interest. Some may also provide tax benefits.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

Stein Roe Floating Rate Limited Liability Company

Investment Portfolio
--------------------
February 28, 2003 (Unaudited)


Variable Rate Senior Loan
Interests (a) - 88.5%                                                                      Par                   Value

AEROSPACE/DEFENSE  - 2.6%
   DRS Technologies,
     Term Loan, 09/30/08...............................................             $  980,046              $  987,447
   Integrated Defense Technologies,
     Term Loan B, 03/04/08.............................................              2,992,491               2,979,383
   Titan Corp.,
     Term Loan B, 06/30/09.............................................              1,990,000               1,991,962
   Vought Aircraft Industries, Inc.:
     Term Loan A, 06/30/06.............................................                572,464                 554,637
     Term Loan B, 06/30/07.............................................              1,851,429               1,800,658
     Term Loan C, 06/30/08.............................................              2,196,298               2,140,130
     Term Loan X, 12/31/06.............................................              1,075,000               1,044,094
                                                                                                        --------------
                                                                                                            11,498,311
                                                                                                        --------------
APPAREL - 0.6%
   The William Carter Co.,
     Term Loan B, 09/30/08.............................................              2,468,750               2,489,096
                                                                                                        --------------
AUTO PARTS - 2.4%
   1424666 Ontario Ltd.,
     Term Loan B , 08/10/07............................................              6,824,990               6,714,226
   Federal-Mogul Corp., (b)
     Term Loan C, 02/24/04.............................................                485,000                 482,287
   Key Plastics, LLC: (c)
     Jr. Sec. Sub Notes, 04/30/07......................................                 42,956                  42,956
     Sr. Sec. Sub Notes, 04/30/07......................................                101,433                 101,433
   Meridian Automotive Systems, Inc.,
     Term Loan B, 03/31/07.............................................              3,910,503               3,558,649
                                                                                                        --------------
                                                                                                            10,899,551
                                                                                                        --------------
BROADCASTING - 3.1%
   Comcorp Broadcasting, Inc.,
     Term Loan A2, 03/31/03............................................                930,188                 886,004
   Emmis Communications Corp.,
     Term Loan A, 02/28/09.............................................              2,055,811               2,061,636
   GT Brands LLC,
     Term Loan, 09/30/07...............................................              3,500,000               3,413,949
   Quorum Broadcasting Co., Inc.,
     Term Loan B, 12/31/04.............................................              2,029,602               1,872,412
   UPC Financing Partnership,
     Term Loan C2, 03/31/09............................................              7,000,000               4,800,945
   White Knight Broadcasting, Inc.,
     Term Loan A2, 03/31/03............................................              1,026,745                 977,975
                                                                                                        --------------
                                                                                                            14,012,921
                                                                                                        --------------



See notes to investment portfolio.

5



                                                                                           Par                   Value

BUILDING PRODUCTS - 1.0%
   Tapco International Corp.:
     Term Loan B, 06/23/07.............................................            $ 2,529,157             $ 2,500,405
     Term Loan C, 06/23/08.............................................              1,764,618               1,744,428
                                                                                                        --------------
                                                                                                             4,244,833
                                                                                                        --------------
BUSINESS SERVICES - 1.4%
   NATG Holdings, LLC: (c)
     Revolver A, 01/23/05..............................................              1,039,746               1,013,752
     Term Loan A, 01/23/09.............................................              1,011,450                 404,734
     Term Loan B1, 01/23/10............................................                684,740                 274,000
     Term Loan B2, 01/23/10............................................                666,664                 533,432
   Relizon Co.,
     Term Loan B, 12/31/07.............................................              1,959,494               1,846,986
   Transaction Network Services, Inc.,
     Term Loan B, 04/03/07.............................................              2,052,633               2,051,359
                                                                                                        --------------
                                                                                                             6,124,263
                                                                                                        --------------
CABLE TELEVISION - 4.5%
   Century Cable Holdings, LLC:
     Discretionary Term, 12/31/09......................................              3,500,000               2,470,760
     Term Loan, 06/30/09...............................................             10,000,000               7,205,371
   Charter Communications Operating, LLC,
     Term Loan B, 03/18/08.............................................              2,971,313               2,502,113
   CSC Holdings, Inc., (b)
     Revolver, 06/30/06................................................              1,497,500               1,393,530
   Olympus Cable Holdings, LLC:
     Term Loan A, 06/30/10.............................................              2,000,000               1,587,142
     Term Loan B, 09/30/10.............................................              2,000,000               1,622,272
   RCN Corp.,
     Term Loan B, 06/03/07.............................................              4,482,000               3,268,384
                                                                                                        --------------
                                                                                                            20,049,572
                                                                                                        --------------
CASINOS/GAMBLING - 2.3%
   Aladdin Gaming, LLC: (d)
     Term Loan A, 02/25/05.............................................              6,000,000               5,040,000
     Term Loan B, 08/26/06.............................................              1,250,000               1,037,500
   Alliance Gaming Corp.,
     Term Loan, 12/31/06...............................................              3,473,750               3,495,572
   Ameristar Casinos, Inc.,
     Term Loan B, 12/20/06.............................................                878,778                 883,167
                                                                                                        --------------
                                                                                                            10,456,239
                                                                                                        --------------
CHEMICALS - 2.2%
   Huntsman Corp.:
     Term Loan A, 03/31/07.............................................              4,392,754               3,614,340
     Term Loan B, 03/31/07.............................................              2,107,246               1,733,222
   Huntsman International, LLC:
     Term Loan B, 06/30/07.............................................                375,300                 369,366
     Term Loan C, 06/30/08.............................................              1,006,030                 989,976



See notes to investment portfolio.

6


                                                                                           Par                   Value

CHEMICALS - (CONT)
   Lyondell Chemical Co.,
     Term Loan E, 05/17/06.............................................             $   91,773              $   92,046
   Messer Griesheim Industries:
     Term Loan B, 04/27/09.............................................                877,032                 882,358
     Term Loan C, 04/27/10.............................................              1,622,968               1,632,807
   Noveon, Inc., (b)
     Term Loan A, 03/31/07.............................................                344,636                 342,660
                                                                                                        --------------
                                                                                                             9,656,775
                                                                                                        --------------
CONSUMER SERVICES - 0.9%
   Alderwoods Group, Inc.:
     Note 5 Year, 01/02/07.............................................                494,000                 481,650
     Note 7 Year, 01/02/09.............................................                880,114                 836,108
   Loewen Group, Inc., (d)
     Revolver, 06/30/04................................................                121,471                 121,471
   Stewart Enterprises, Inc.,
     Term Loan, 06/29/06...............................................              2,403,958               2,421,593
                                                                                                        --------------
                                                                                                             3,860,822
                                                                                                        --------------
CONSUMER SPECIALTIES - 2.2%
   American Greetings Corp.,
     Term Loan B, 06/15/06.............................................              2,954,028               2,996,279
   Church & Dwight Co., Inc.,
     Term Loan B, 09/30/07.............................................                995,000               1,001,758
   Johnson Diversey, Inc.,
     Term Loan B, 11/03/09.............................................              2,321,667               2,337,238
   Jostens, Inc.,
     Term Loan A, 05/31/06.............................................                390,678                 383,683
   Mary Kay Corp.,
     Term Loan B, 10/03/07.............................................              3,076,899               3,096,010
                                                                                                        --------------
                                                                                                             9,814,968
                                                                                                        --------------
CONTAINERS/PACKAGING - 0.6%
   Riverwood International Corp.: (b)
     Revolver, 12/31/06................................................                125,000                 121,549
     Term Loan B2, 03/31/07............................................              2,487,500               2,485,603
                                                                                                        --------------
                                                                                                             2,607,152
                                                                                                        --------------
DIVERSIFIED COMMERCIAL SERVICES - 1.6%
   Enterprise Profit Solutions Corp., (c)(d)
     Term Loan A, 06/14/10.............................................                498,039                   --(e)
   Outsourcing Solutions, Inc., (c)(d)
     Term Loan B, 12/10/06.............................................              5,797,946               4,116,542
   Transcore Holdings, Inc.,
     Term Loan B, 10/01/06.............................................              2,793,000               2,802,264
                                                                                                        --------------
                                                                                                             6,918,806
                                                                                                        --------------




See notes to investment portfolio.

7


                                                                                           Par                   Value

DIVERSIFIED MANUFACTURING - 4.1%
   Enersys, Inc.,
     Term Loan B, 11/09/08.............................................            $ 4,924,904             $ 4,878,292
   Flowserve Corp.,
     Term Loan C, 06/30/09.............................................                829,247                 829,144
   Freedom Forge Corp., (c)(d)
     Term Loan, 12/17/04...............................................                244,736                   --(e)
   General Cable Corp.,
     Term Loan B, 05/25/07.............................................              1,639,120               1,409,693
   Gentek, Inc.,
     Term Loan C, 10/31/07.............................................                339,226                 183,471
   Jason, Inc.,
     Term Loan B, 06/30/07.............................................              2,305,410               2,198,565
   Polymer Group, Inc.:
     Term Loan B, 12/20/05.............................................              2,975,410               2,726,752
     Term Loan C, 12/20/06.............................................              3,387,500               3,110,973
   Polypore, Inc.,
     Term Loan B, 12/31/06.............................................              1,865,637               1,861,163
   Superior Telecom, Inc.,
     Term Loan B, 11/27/05.............................................              2,452,415                 870,657
                                                                                                        --------------
                                                                                                            18,068,710
                                                                                                        --------------
ELECTRIC UTILITIES - 3.4%
AES Corp.,
     Term Loan C, 04/15/05.............................................              3,959,510               3,803,418
   Calpine Corp.,
     Term Loan B, 03/08/04.............................................              3,798,260               3,490,366
   Michigan Electric Transmission Co.,
     Term Loan, 05/01/07...............................................                995,000                 995,309
   Mission Energy Holding Co.: (c)
     Term Loan A, 07/02/06.............................................              3,246,754               1,785,833
     Term Loan B, 07/02/06.............................................              9,253,246               5,089,624
                                                                                                        --------------
                                                                                                            15,164,550
                                                                                                        --------------
ELECTRONIC COMPONENTS - 1.7%
   IPC Acquisition Corp.,
     Term Loan, 12/31/06...............................................              1,486,277               1,489,324
   Sanmina SCI Corp.,
     Term Loan B, 12/23/07.............................................              1,500,000               1,523,232
   Viasystems, Inc.,
     Term Loan B, 09/30/08.............................................              6,412,667               4,441,052
                                                                                                        --------------
                                                                                                             7,453,608
                                                                                                        --------------
ENGINEERING & CONSTRUCTION - 1.9%
URS Corp.,
     Term Loan B, 08/22/08.............................................                997,500                 953,877
   Washington Group International,
     Revolver B, 07/23/04..............................................              7,500,000               7,498,944
                                                                                                        --------------
                                                                                                             8,452,821
                                                                                                        --------------




See notes to investment portfolio.

8


                                                                                           Par                   Value

ENVIRONMENTAL SERVICES - 3.3%
   Allied Waste North America, Inc.:
     Term Loan A, 07/21/05.............................................             $  619,250              $  619,796
     Term Loan B, 07/21/06.............................................              2,640,663               2,635,877
     Term Loan C, 07/21/07.............................................              3,168,797               3,163,066
   Environmental Systems Products
   Holdings, Inc.:
     Tranche 1, 12/31/04...............................................              3,642,619               3,478,701
     Tranche 2, 12/31/04...............................................                656,357                 556,270
   Synagro Technologies, Inc.,
     Term Loan, 05/07/08...............................................              4,298,931               4,310,758
                                                                                                        --------------
                                                                                                            14,764,468
                                                                                                        --------------
FARMING/AGRICULTURE - 1.4%
Hines Nurseries, Inc.,
     Term Loan B, 02/28/05.............................................              2,283,993               2,281,025
   Quality Stores, Inc., (c)(d)
     Term Loan B, 04/30/06.............................................              1,527,683                  60,038
   United Industries Corp.,
     Term Loan B, 01/20/06.............................................              3,943,675               3,955,973
                                                                                                        --------------
                                                                                                             6,297,036
                                                                                                        --------------
FINANCE COMPANIES- 0.2%
   Finova Group, Inc.,
     Note, 11/15/09....................................................              2,250,000                 765,000
                                                                                                        --------------
FOOD CHAINS - 0.3%
   Carrols Corp.,
     Term Loan B, 12/31/07.............................................              1,423,810               1,408,642
                                                                                                        --------------
FOOD MANUFACTURING - 4.0%
   American Seafoods Group, LLC,
     Term Loan B, 03/31/09.............................................              3,457,024               3,473,221
   Commonwealth Brands, Inc.,
     Term Loan, 08/28/07...............................................              2,312,500               2,315,850
   International Multifoods Corp.,
     Term Loan B, 02/28/08.............................................              1,980,309               1,990,228
   Merisant Corp.,
     Term Loan B, 03/31/07.............................................              2,678,258               2,679,966
   Michael Foods, Inc.,
     Term Loan B, 04/10/08.............................................              1,024,199               1,030,266
   Otis Spunkmeyer, Inc.,
     Term Loan B, 01/21/09.............................................              2,965,909               2,964,055
   Pinnacle Foods Holding Corp.,
     Term Loan, 05/22/08...............................................                480,263                 481,129
   Southern Wine & Spirits of America, Inc.,
     Term Loan B, 07/02/08.............................................              2,985,000               2,992,617
                                                                                                        --------------
                                                                                                            17,927,332
                                                                                                        --------------




See notes to investment portfolio.

9


                                                                                           Par                   Value

HEALTH CARE - 4.7%
   Alliance Imaging, Inc.,
     Term Loan A, 11/02/06.............................................            $ 2,595,420             $ 2,508,756
   Concentra Operating Corp.:
     Term Loan B, 06/30/06.............................................              3,013,171               2,966,144
     Term Loan C, 06/30/07.............................................              1,506,585               1,483,072
   Davita, Inc.,
     Term Loan B, 03/31/09.............................................              3,961,529               3,975,191
   Fresenius Medical Care, Inc.,
     Term Loan B, 02/21/10.............................................              2,340,000               2,345,850
   Insight Health Services Corp.,
     Delayed Draw Term Loan, 10/17/08 (b)..............................                      1                   4,849
     Term Loan B, 10/17/08.............................................              3,950,000               3,974,503
   Team Health, Inc.,
     Term Loan B, 10/31/08.............................................              1,000,000                 969,655
   Vicar Operating, Inc.,
     Term Loan C, 09/30/08.............................................              2,487,500               2,500,982
                                                                                                        --------------
                                                                                                            20,729,002
                                                                                                        --------------
HOME FURNISHINGS - 0.1%
   Simmons Co.,
     Term Loan B, 10/29/05.............................................                261,006                 261,916
                                                                                                        --------------
HOSPITAL MANAGEMENT - 1.6%
   Community Health Systems, Inc.,
     Term Loan B, 07/16/10.............................................              1,995,000               1,988,766
   Iasis Healthcare Corp.,
     Term Loan B, 02/07/09.............................................              2,500,000               2,525,769
   Vanguard Health Systems,
     Incremental Term Loan, 01/03/10...................................              2,400,000               2,419,040
                                                                                                        --------------
                                                                                                             6,933,575
                                                                                                        --------------
HOTELS/RESORT - 1.0%
Wyndham International, Inc.,
     Term Loan, 06/30/06...............................................              5,917,511               4,299,846
                                                                                                        --------------
INDUSTRIAL MACHINERY/COMPONENTS - 0.4%
Terex Corp.,
     Term Loan, 07/03/09...............................................              2,039,825               1,962,311
                                                                                                        --------------
MEDIA CONGLOMERATES - 0.1%
   Bridge Information Systems: (d)
     Multidraw Term Loan, 07/07/03.....................................                544,524                  73,511
     Revolver, 07/07/03................................................                350,228                  47,281
     Term Loan A, 07/07/03.............................................              1,141,399                 154,089
     Term Loan B, 05/29/05.............................................              3,239,260                 437,300
                                                                                                        --------------
                                                                                                               712,181
                                                                                                        --------------




See notes to investment portfolio.

10


                                                                                           Par                   Value

MEDICAL SPECIALTIES - 0.4%
   Dade Behring, Inc.,
     Term Loan A1, 10/01/08............................................            $ 2,000,000             $ 2,001,695
                                                                                                        --------------
METALS/MINING - 2.6%
Copperweld Corp.,
     Term Loan A, 05/16/03.............................................              2,154,167               1,572,536
   OM Group,
     Term Loan C, 04/01/06.............................................              4,494,987               4,311,206
   Steel Dynamics, Inc.,
     Term Loan B, 03/26/08.............................................              1,823,571               1,838,887
   Stillwater Mining Co.,
     Term Loan B, 12/31/07.............................................              3,845,976               3,712,596
                                                                                                        --------------
                                                                                                            11,435,225
                                                                                                        --------------
MOVIES/ENTERTAINMENT - 3.7%
AMF Bowling Worldwide, Inc.,
     Term Loan, 02/28/08...............................................              4,629,756               4,620,696
   Carmike Cinemas, Inc.,
     Term Loan, 01/15/07...............................................              3,481,739               3,471,123
   Loews Cineplex Entertainment Corp.,
     Term Loan, 02/29/08...............................................              5,813,615               5,714,476
   Metro-Goldwyn-Mayer Studios, Inc.,
     Term Loan B, 06/30/08.............................................              2,500,000               2,487,998
                                                                                                        --------------
                                                                                                            16,294,293
                                                                                                        --------------
OIL REFINING/MARKETING - 0.6%
   Tesoro Petroleum Corp.,
     Term Loan B, 12/31/07.............................................              2,945,285               2,811,061
                                                                                                        --------------
PAPER - 0.9%
   Appleton Papers, Inc.,
     Term Loan C, 11/08/06.............................................              1,965,474               1,974,150
   Bear Island Paper Co.,
     Term Loan, 12/31/05...............................................                271,038                 264,332
   Port Townsend Paper Corp.,
     Term Loan B, 03/16/07.............................................              1,965,000               1,749,649
                                                                                                        --------------
                                                                                                             3,988,131
                                                                                                        --------------
PHARMACEUTICAL - 0.6%
   Medpointe, Inc.,
     Term Loan B, 09/30/08.............................................              3,147,075               2,874,668
                                                                                                        --------------





See notes to investment portfolio.

11


                                                                                           Par                   Value

PRINTING/PUBLISHING - 4.4%
   American Media Operations, Inc.,
     Term Loan C1, 04/01/07............................................            $ 2,500,000             $ 2,507,916
   Canwest Media, Inc.:
     Term Loan B2, 05/15/08............................................              1,801,929               1,802,899
     Term Loan C2, 05/15/09............................................              1,125,760               1,126,366
   DIMAC Holdings: (d)
     Term Loan A, 12/31/05.............................................                246,193                     923
     Term Loan B, 01/01/05.............................................                 65,687                   1,971
   DIMAC Marketing Partners, Inc.: (d)
     Revolver, 07/01/03................................................                 27,443                   --(e)
     Term Loan B, 01/01/05.............................................                160,714                   4,861
   Muzak, LLC,
     Term Loan B, 12/31/06.............................................              1,437,455               1,361,544
   Qwest Dex, Inc.,
     Term Loan A, 08/30/04.............................................              3,833,333               3,969,697
   Readers Digest Association, Inc.,
     Term Loan B, 05/20/08.............................................              1,480,031               1,456,780
   Sun Media Corp.,
     Term Loan B, 02/07/09.............................................              1,500,000               1,502,368
   Weekly Reader Corp.,
     Term Loan B, 11/17/06.............................................              5,826,933               5,722,282
                                                                                                        --------------
                                                                                                            19,457,607
                                                                                                        --------------
RAIL/SHIPPING - 2.4%
American Commercial Lines:
     Term Loan B, 06/30/06.............................................                956,424                 770,076
     Term Loan C, 06/30/07.............................................              1,342,969               1,081,307
   Dakota Minnesota Eastern Rail Corp.,
     Term Loan, 07/25/07...............................................              1,980,000               1,990,042
   Helm Financial Corp.,
     Term Loan B, 10/18/06.............................................              5,276,677               4,891,270
   RailAmerica Transportation Corp.:
     AUD Term Loan, 05/23/09...........................................                280,000                 279,700
     CDN Term Loan, 05/23/09...........................................                233,333                 233,083
     USD Term Loan B, 05/23/09.........................................              1,236,667               1,235,221
                                                                                                        --------------
                                                                                                            10,480,699
                                                                                                        --------------
REAL ESTATE INVESTMENT TRUST - 1.1%
   Corrections Corp. of America,
     Term Loan B, 03/31/08.............................................              2,967,525               2,972,036
   Macerich Partnership, L.P.,
     Term Loan, 07/26/05...............................................              2,048,000               2,050,560
                                                                                                        --------------
                                                                                                             5,022,596
                                                                                                        --------------
RETAIL STORES - 0.4%
   CH Operating, LLC,
     Term Loan, 06/30/07...............................................              1,965,517               1,950,884
                                                                                                        --------------





See notes to investment portfolio.

12


                                                                                           Par                   Value

SEMICONDUCTORS - 0.3%
   Semiconductor Components Industries, LLC:
     Term Loan B, 08/04/06.............................................            $   320,722             $   290,601
     Term Loan C, 08/04/07.............................................                345,393                 312,955
     Term Loan D, 08/04/07.............................................                865,948                 786,272
                                                                                                        --------------
                                                                                                             1,389,828
                                                                                                        --------------
STEEL/IRON ORE - 2.1%
Ispat Inland, LP.:
     Term Loan B, 07/16/05.............................................              3,906,126               2,535,957
     Term Loan C, 07/16/06.............................................              3,906,126               2,535,957
   UCAR Finance, Inc.,
     Term Loan B, 12/31/07.............................................              4,443,135               4,255,618
                                                                                                        --------------
                                                                                                             9,327,532
                                                                                                        --------------
TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 0.5%
   Spectrasite Communications, Inc.,
     Term Loan B, 12/31/07.............................................              2,701,739               2,402,244
                                                                                                        --------------
TELECOMMUNICATIONS SERVICES - 1.9%
   GT Group Telecom Services Corp., (c)(d)
     Vendor Term Loan, 06/30/08........................................              3,162,326                  63,246
   ICG Communications, Inc.,
     Term Loan, 03/31/06...............................................                334,758                 230,983
   KMC Telecom, Inc.:
     Term Loan, 07/01/07...............................................              1,984,751                 744,935
     13.5% Sr. Disc. Notes, 05/15/09...................................                 44,000                     440
     12.5% Sr. Disc. Notes, 02/15/08...................................                168,000                   1,680
   Time Warner Telecom,
     Term Loan B, 03/31/08.............................................              2,800,000               2,394,705
   TSI Telecommunication Services, Inc.,
     Term Loan B, 12/31/06.............................................                948,864                 906,758
   Valor Telecommunications Enterprises, LLC,
     Term Loan B, 06/30/08.............................................              4,871,586               4,297,334
                                                                                                        --------------
                                                                                                             8,640,081
                                                                                                        --------------
TEXTILES - 0.5%
   Springs Industries, Inc.,
     Term Loan B, 09/05/08.............................................              2,493,498               2,501,499
                                                                                                        --------------
TRANSPORTATION - 3.8%
   Evergreen International Aviation, Inc.:
     Term Loan B1, 05/07/03............................................                886,623                 758,064
     Term Loan B2, 05/07/03............................................              3,633,117               3,111,559
   Motor Coach Industries, Inc.,
     Term Loan, 06/16/05...............................................              5,098,771               3,943,133
   Transportation Technology,
     Term Loan B, 03/31/07.............................................              6,442,578               5,470,045
   United Airlines,
     Term Loan B, 07/01/04.............................................              4,000,000               3,840,565
                                                                                                        --------------
                                                                                                            17,123,366
                                                                                                        --------------





See notes to investment portfolio.

13


                                                                                           Par                   Value

WIRELESS TELECOMMUNICATIONS - 8.7%
   American Cellular Corp.:
     Term Loan B, 03/31/08.............................................            $   567,430             $   426,656
     Term Loan C, 03/31/09.............................................                647,873                 487,141
   Centennial Cellular Operating Co., LLC,
     Term Loan A, 11/30/06.............................................              2,587,500               2,122,001
   Centennial Puerto Rico Operations Corp.:
     Term Loan B, 05/31/07.............................................              3,658,113               2,867,202
     Term Loan C, 11/30/07.............................................              2,753,428               2,158,712
   Cricket Communications, Inc., (d)
     Vendor Term Loan, 06/30/08........................................             19,000,000               4,180,000
   Nextel Finance Co.:
     Term Loan B, 06/30/08.............................................              1,998,125               1,908,070
     Term Loan C, 12/31/08.............................................              3,085,625               2,947,541
     Term Loan D, 03/31/09.............................................              1,500,000               1,400,654
   Nextel Partners, Inc.,
     Term Loan B, 01/29/08.............................................              6,000,000               5,574,668
   Rural Cellular Corp.:
     Term Loan B, 10/03/08.............................................              2,663,316               2,304,561
     Term Loan C, 04/03/09.............................................              2,663,316               2,304,561
   Sygnet Wireless, Inc.:
     Term Loan B, 03/23/07.............................................              1,590,821               1,415,887
     Term Loan C, 12/23/07.............................................              4,019,222               3,576,487
   Ubiquitel Operating Co.:
     Term Loan A, 09/30/07.............................................                938,776                 662,257
     Term Loan B, 11/17/08.............................................              4,224,490               2,723,575
   Western Wireless Corp.,
     Term Loan A, 03/31/08.............................................              2,000,000               1,594,933
                                                                                                        --------------
                                                                                                            38,654,906
                                                                                                        --------------
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
   (cost of $437,890,780)..............................................                                    394,190,622
                                                                                                        --------------

Common Stocks (f) - 2.1%                                                                Shares
------------------------

BUSINESS SERVICES - 0.4%
   NATG Holdings LLC (c)...............................................                322,876               1,614,380
                                                                                                        --------------
CONSUMER SERVICES - 0.1%
   Alderwoods Group, Inc...............................................                 97,955                 363,413
                                                                                                        --------------
ENGINEERING & CONSTRUCTION - 1.5%
   Washington Group International, Inc.................................                442,972               6,573,704
                                                                                                        --------------
HEALTHCARE SERVICES - 0.0%
   Sun Healthcare Group................................................                182,213                  50,109
                                                                                                        --------------
MOVIES/ENTERTAINMENT - 0.1%
   AMF Bowling Worldwide, Inc..........................................                 19,918                 378,442
                                                                                                        --------------
TOTAL COMMON STOCKS
   (cost of $11,038,242)...............................................                                      8,980,048
                                                                                                        --------------




See notes to investment portfolio.

14


Preferred Stocks (c)(f) - 0.1%                                                          Shares                   Value
------------------------------
ENVIRONMENTAL SERVICES - 0.1%
   Environmental System................................................                    620               $ 619,928
       (cost of $697,302)                                                                               --------------

Short-Term Obligations - 8.7%                                                              Par
   COMMERCIAL PAPER - 8.5%
   International Lease Finance,
     1.330%, 03/03/03..................................................            $18,000,000              17,998,670
   UBS Financial,
     1.310%, 03/03/03..................................................             20,000,000              19,998,544
                                                                                                        --------------
                                                                                                            37,997,214
                                                                                                        --------------
   TIME DEPOSIT - 0.2%
   State Street Bank & Trust Co.,
     0.250%, 03/03/03..................................................              1,100,000               1,100,000
                                                                                                        --------------
TOTAL SHORT TERM OBLIGATIONS
   (cost of $39,097,214)...............................................                                     39,097,214
                                                                                                        --------------
TOTAL INVESTMENTS - 99.4%
   (cost of $488,723,538)(g)...........................................                                    442,887,812
                                                                                                        --------------
OTHER ASSETS & LIABILITIES, NET - 0.6%.................................                                      2,528,195
                                                                                                        --------------
NET ASSETS - 100.0%....................................................                                   $445,416,007
                                                                                                        --------------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(b)Unfunded commitments, see Note 8.
(c)Represents fair value as determined in good faith under procedures approved by the Trustees.
(d)These issuers are in default of certain debt covenants. Income is not being accrued.
(e)Amount rounds to less than $1.
(f)Non-income producing.
(g)Cost for federal income tax purposes is $488,789,198.




See notes to financial statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Assets
and Liabilities

February 28, 2003 (Unaudited)

ASSETS:

Investments, at cost.............................   $488,723,538
                                                    ------------
Investments, at value............................   $442,887,812
Cash.............................................        492,262
Receivable for:
   Investments sold..............................         36,695
   Interest and fees.............................      2,577,379
   Reimbursement due from Advisor................         68,751
Deferred Trustees' compensation plan.............            324
Other assets.....................................        118,797
                                                    ------------
   Total Assets..................................    446,182,020
                                                    ------------
LIABILITIES:
Deferred facility fees...........................        353,217
Payable for:
   Management fee................................        148,643
   Transfer agent fee............................            975
   Pricing and bookkeeping fees..................         61,790
   Custody fee...................................          2,941
Deferred Trustees' fee...........................            324
Other liabilities................................        198,123
                                                    ------------
   Total Liabilities.............................        766,013
                                                    ------------
Net Assets.......................................   $445,416,007
                                                  ==============



See notes to financial statements.

Statement of Operations

For the Six Months Ended February 28, 2003 (Unaudited)



INVESTMENT INCOME:

Interest...................................................     $ 15,444,556
Facility and other fees....................................          589,968
                                                                ------------
   Total Investment Income.................................       16,034,524

EXPENSES:
Management fee.............................................        1,044,447
Transfer agent fee.........................................            3,000
Trustees' fee..............................................            1,685
Custody fee................................................            9,136
Pricing and bookkeeping fees...............................          135,337
Legal fee..................................................           74,743
Other expenses.............................................           43,560
                                                                ------------
   Total Expenses..........................................        1,311,908
Custody earnings credit....................................             (195)
                                                                ------------
   Net Expenses............................................        1,311,713
                                                                ------------
Net Investment Income......................................       14,722,811
                                                                ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS:
Net realized loss on investments...........................      (10,161,908)
Net increase in reimbursement
     due from Advisor (See Note 9).........................           68,751
Net change in unrealized appreciation/
     depreciation on investments...........................        7,428,942
                                                                ------------
   Net Loss................................................       (2,664,215)
                                                                ------------
Net Increase in Net Assets from Operations.................     $ 12,058,596
                                                                ============





See notes to financial statements.

Statement of Changes
in Net Assets


                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                         ENDED              YEAR ENDED
                                                                                  FEBRUARY 28,              AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                        2003                    2002
                                                                                  ------------            ------------
OPERATIONS:
Net investment income..................................................           $ 14,722,811            $ 38,015,994
Net realized loss on investments.......................................            (10,161,908)            (12,166,254)
Net increase in reimbursement due from Advisor (See Note 9)............                 68,751                      --
Net change in unrealized appreciation/depreciation on investments......              7,428,942             (37,403,502)
                                                                                --------------          --------------
   Net Increase (Decrease) from Operations.............................             12,058,596             (11,553,762)
                                                                                --------------          --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions.......................................................             11,106,334              80,963,660
   Withdrawals.........................................................           (114,236,585)           (200,374,089)
                                                                                --------------          --------------
     Net Decrease from Transactions in
      Investors' Beneficial Interest...................................           (103,130,251)           (119,410,429)
                                                                                --------------          --------------
Total Decrease in Net Assets...........................................            (91,071,655)           (130,964,191)
NET ASSETS:

Beginning of period....................................................            536,487,662             667,451,853
                                                                                --------------          --------------
End of period..........................................................           $445,416,007            $536,487,662
                                                                                ==============          ==============





See notes to financial statements.

Statement of Cash Flows

For the Six Months Ended February 28, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
================================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:

Net Investment Income.........................................  $  14,722,811

Adjustments to reconcile net investment
   income to net cash provided by operating activities:

Purchase of investment securities.............................   (116,910,263)
Proceeds from disposition of investment securities............    172,558,204
Sale of short-term portfolio investments, net.................     33,394,435
Increase in receivable for reimbursement due from Advisor.....        (68,751)
Decrease in interest and fees receivable......................        346,318
Decrease in receivable for investments sold...................        101,395
Increase in other assets......................................       (107,547)
Decrease in deferred facility fees............................       (171,562)
Increase in payable for accrued expenses......................         11,696
Increase in other liabilities.................................        162,666
Net amortization/accretion of income..........................     (2,577,478)
Decrease in payable for investments purchased.................       (159,716)
                                                                -------------
Net cash provided by operating activities.....................    101,302,208

CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from capital contributions...........................     11,106,334
Payment of capital withdrawals................................   (114,236,585)
                                                                -------------
Net cash flows used for financing activities..................   (103,130,251)
                                                                -------------
Net decrease in cash..........................................     (1,828,043)

CASH:

Cash at beginning of period...................................      2,320,305
                                                                -------------
Cash at end of period.........................................     $  492,262
                                                                =============





See notes to financial statements.

Liberty-Stein Roe Institutional Floating Rate Income Fund

Statement of Assets
and Liabilities

February 28, 2003 (Unaudited)

ASSETS:
Investments in Portfolio, at cost..............................   $ 98,878,531
                                                                  ------------
Investments in Portfolio, at value.............................   $ 89,625,781
Receivable for:
   Expense reimbursement due from Advisor......................         21,768
Deferred Trustees' compensation plan...........................            734
                                                                 -------------
     Total Assets..............................................     89,648,283
                                                                 -------------
LIABILITIES:
Payable for:
   Distributions...............................................         36,613
   Administration fee..........................................         13,628
   Transfer agent fee..........................................         42,513
   Pricing and bookkeeping fees................................          2,718
   Custody fee.................................................            117
Deferred Trustees' fee.........................................            734
Other liabilities..............................................         15,168
                                                                 -------------
   Total Liabilities...........................................        111,491
                                                                 -------------
Net Assets.....................................................   $ 89,536,792
                                                                 =============
COMPOSITION OF NET ASSETS:
Paid-in capital................................................   $107,070,300
Overdistributed net investment income..........................        (10,760)
Accumulated net realized loss allocated from Portfolio.........     (8,269,998)
Net unrealized depreciation on investments
     allocated from Portfolio..................................     (9,252,750)
                                                                 -------------
Net Assets.....................................................   $ 89,536,792
                                                                 =============
Shares outstanding (unlimited number authorized)...............     10,211,714
                                                                 -------------
Net asset value per share......................................   $       8.77
                                                                 =============



See notes to financial statements.

Statement of Operations

For the Six Months Ended February 28, 2003 (Unaudited)



INVESTMENT INCOME:
Interest and fees allocated from Portfolio...................    $ 3,288,941
EXPENSES:
Expenses allocated from Portfolio............................        269,020
Administration fee...........................................         94,857
Pricing and bookkeeping fee..................................         19,116
Transfer agent fee...........................................         70,991
Trustees' fee................................................          4,092
Custody fee..................................................            582
Other expenses...............................................         35,099
                                                                ------------
   Total Expenses............................................        493,757
Fees and expenses waived or reimbursed by Advisor............       (138,028)
                                                                ------------
   Net Expenses..............................................        355,729
                                                                ------------
Net Investment Income........................................      2,933,212
                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ALLOCATED FROM PORTFOLIO:
Net realized loss on investments allocated from Portfolio....     (2,035,289)
Net increase in reimbursement due from Advisor
   allocated from Portfolio (See Note 9).....................         14,146
Net change in unrealized appreciation/depreciation on
   investments allocated from Portfolio......................      1,417,117
                                                                ------------
   Net Loss..................................................       (604,026)
                                                                ------------
Net Increase in Net Assets from Operations...................    $ 2,329,186
                                                                ============




See notes to financial statements.

Statement of Changes
in Net Assets


                                                                                   (UNAUDITED)
                                                                                    SIX MONTHS              YEAR ENDED
                                                                                  FEBRUARY 28,              AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                        2003                    2002
                                                                                 -------------           -------------
OPERATIONS:
Net investment income..................................................            $ 2,933,212             $ 7,091,790
Net realized loss on investments allocated from Portfolio..............             (2,035,289)             (3,258,621)
Net increase in reimbursement due from Advisor
   allocated from Portfolio (See Note 9)...............................                 14,146                      --
Net change in unrealized appreciation/depreciation
   on investments allocated from Portfolio.............................              1,417,117              (6,519,650)
                                                                                 -------------           -------------
Net Increase (Decrease) from Operations................................              2,329,186              (2,686,481)
                                                                                 -------------           -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income.............................................             (2,931,916)             (7,252,059)
                                                                                 -------------           -------------
SHARE TRANSACTIONS:
   Subscriptions.......................................................                     --               5,206,897
   Distributions reinvested............................................              3,220,246               7,000,576
   Redemptions.........................................................            (13,992,293)            (37,321,400)
                                                                                 -------------           -------------
Net Decrease from Share Transactions...................................            (10,772,047)            (25,113,927)
                                                                                 -------------           -------------
Total Decrease in Net Assets...........................................            (11,374,777)            (35,052,467)
NET ASSETS:
Beginning of period....................................................            100,911,569             135,964,036
                                                                                 -------------           -------------
End of period (including overdistributed net investment income
   of $(10,760) and $(12,056), respectively)...........................           $ 89,536,792            $100,911,569
                                                                                 =============           =============
CHANGES IN SHARES:
   Subscriptions.......................................................                     --                 556,223
   Issued for distributions reinvested.................................                369,552                 749,377
   Redemptions.........................................................             (1,606,008)             (3,998,992)
                                                                                 -------------           -------------
     Net Decrease......................................................             (1,236,456)             (2,693,392)
                                                                                 =============           =============




See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
-----------------------------
February 28, 2003 (Unaudited)


Note 1. Accounting Policies

Organization:
-------------
     Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.

     The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods in compliance with the Internal Revenue Service. At February 28, 2003, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 20.1% and 79.9%, respectively, of the Portfolio.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio and the Fund in the preparation of their financial statements.

Security Valuations:
--------------------
     The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. The prices provided by these principal market makers may differ from the value that would be realized if the loans were sold and the differences could be material to the financial statements. In the absence of actual market values, senior loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., on behalf of the Portfolio at fair value, which is intended to approximate market value, pursuant to procedures approved by the Board of Trustees. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such senior loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a senior loan interest may differ significantly from the value that would have been used had there been market activity for that senior loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at the current quoted bid price.

Investment Transactions and Investment Income:
----------------------------------------------
     Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable loan. Realized gains and losses from investment transactions are reported on an identified cost basis. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Federal Income Taxes:
---------------------
     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods in compliance with the Internal Revenue Service.

Distributions to Shareholders:
------------------------------
     Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date.

Statement of Cash Flows:
------------------------
     Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2003.


Note 2. Federal Tax Information
-------------------------------
     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

     The following capital loss carryforwards, determined as of August 31, 2002, are available to the Fund to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

                                                       Capital loss
              Year of expiration                       carryforward
--------------------------------------------------------------------

                      2009                                $  16,991
                      2010                                2,799,382
                                                         ----------
                      Total                              $2,816,373
                                                         ==========

Note 3. Trustees' Fees and Transactions with Affiliates
-------------------------------------------------------
Management & Administrative fees:
---------------------------------
     The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor, an indirect, wholly-owned subsidiary of Columbia Management Group, Inc., for its services as investment advisor and manager.

     The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.

Pricing and Bookkeeping Fees:
-----------------------------
     The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee or $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended February 28, 2003, the net asset based fee was 0.035%. The Portfolio also pays out-of-pocket costs for pricing services.

Transfer agent fee:
-------------------
     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Expense limits:
---------------
     The Advisor has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of average daily net assets.

Other:
------
     The Portfolio and Fund pay no compensation to their officers, all of whom are employees of the Advisor. The Portfolio has an agreement with its custodian bank under which $195 of custody fees were reduced by balance credits for the six months ended February 28, 2003. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information
-----------------------------
Investment Activity:
--------------------
     The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended February 28, 2003 were $116,910,263 and $172,558,204, respectively.

     Unrealized appreciation (depreciation) at February 28, 2003, based on cost for federal tax purposes, was:

     Gross unrealized appreciation                         $  9,655,827
     Gross unrealized depreciation                          (55,557,213)
                                                          -------------
          Net unrealized depreciation                      $(45,901,386)
                                                          =============

Other:
------
     The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Tender of Shares
------------------------
     The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of March, June, September and December, each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The Fund may repurchase an additional amount of shares up to 2% of the shares outstanding on the Repurchase Request Deadline. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2003, there were two tender offers in September and December. The Fund offered to repurchase 15% and 15%, respectively, of its shares and 0.31% and 13.48%, respectively, of shares outstanding were tendered.

Note 6. Senior Loan Participation Commitments
---------------------------------------------
     The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

     At February 28, 2003, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                         PRINCIPAL
SELLING PARTICIPANT                        AMOUNT                VALUE
Citibank:
  CSC Holdings, Inc.,
    Revolver                             $1,497,500              $1,393,530
  Simmons Co.,
    Term Loan B                             261,006                 261,916
Goldman Sachs Credit Partners LP:
  Bridge Information Systems,
    Multi-Draw Term Loan                    544,524                  73,511

     The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Note 7. Line of Credit
----------------------
     The Portfolio has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Portfolio's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Portfolio is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%,
(2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the Portfolio's unused commitment shall be paid quarterly by each fund based on the relative asset size of the Portfolio to the other investment companies participating in this agreement. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund or portfolio will have access to the entire $200,000,000 at any particular time. For the six months ended February 28, 2003, there were no borrowings under the agreement.

Note 8. Unfunded Loan Commitments
---------------------------------
     As of February 28, 2003, the Portfolio had unfunded loan commitments of $4,766,356, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                  BORROWER                           UNFUNDED COMMITMENTS
         ---------------------------                ----------------------
         CSC Holdings, Inc.                                    $ 753,750
         Federal-Mogul Corp.                                     262,606
         Insight Health Services Corp.                         2,000,000
         Noveon, Inc.                                            625,000
         Riverwood International Corp.                         1,125,000
                                                    ----------------------
                                                              $4,766,356

Note 9. Other
-------------
     During the six months ended February 28, 2003, the Portfolio held Team Health, Inc., a violation of investment restrictions. A portion of this position was sold off at a loss of $68,751 and the Fund was reimbursed by the Advisor. The remaining position as of February 28, 2003, was subsequently sold in March 2003.

Note 10. Subsequent Event
-------------------------
     On April 1, 2003, the Advisor merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of Columbia Management Group, Inc., which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Financial Highlights

Stein Roe Floating Rate Limited Liability Company

Selected data for a share outstanding throughout each period is as follows:


                                                     (UNAUDITED)
                                                     SIX MONTHS                    YEAR ENDED                       PERIOD
                                                          ENDED                    AUGUST 31,                        ENDED
                                                   FEBRUARY 28,      -----------------------------------------    AUGUST 31,
                                                           2003           2002           2001          2000           1999(a)
                                                        -------        -------        -------      --------       -----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Operating expenses...............................        0.57%(b)(c)     0.55%(b)       0.53%(b)      0.55%          0.96%(c)
Interest expense.................................           --           0.03%             --            --            --
Net investment income............................        6.35%(b)(c)     6.42%(b)(d)    8.94%(b)      9.26%          7.59%(c)
Portfolio turnover rate..........................          28%(e)          70%            63%           21%            17%(e)

(a)From commencement of operations on December 17, 1998.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(c)Annualized.
(d)Effective September 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to increase the ratio of net investment income to average net assets from 6.41% to 6.42%. Ratios for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(e)Not annualized.

Liberty-Stein Roe Institutional Floating Rate Income Fund

Selected data for a share outstanding throughout each period is as follows:


                                                     (UNAUDITED)
                                                     SIX MONTHS                    YEAR ENDED                       PERIOD
                                                          ENDED                    AUGUST 31,                        ENDED
                                                   FEBRUARY 28,      -----------------------------------------    AUGUST 31,
                                                           2003           2002           2001          2000           1999 (a)
                                                        -------        -------        -------      --------       --------
NET ASSET VALUE,
   BEGINNING OF PERIOD...........................       $  8.81        $  9.61         $10.00        $10.07         $10.00
                                                        -------        -------        -------       -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................          0.29(b)        0.60(b)(c)     0.87(b)       0.88           0.51
Net realized and unrealized gain (loss)
   allocated from Portfolio......................         (0.06)         (0.82)(c)      (0.40)        (0.07)          0.07
                                                        -------        -------        -------       -------        -------
   Total from Investment Operations..............          0.23          (0.22)          0.47          0.81           0.58
                                                        -------        -------        -------       -------        -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income.......................         (0.27)         (0.58)         (0.85)        (0.88)         (0.51)
In excess of net investment income...............            --             --             --            --          --(d)
From net realized gains..........................            --             --             (0.01)     --(d)             --
                                                        -------        -------        -------       -------        -------
   Total Distributions Declared
      to Shareholders............................         (0.27)         (0.58)         (0.86)        (0.88)         (0.51)
                                                        -------        -------        -------       -------        -------
NET ASSET VALUE, END OF PERIOD...................       $  8.77        $  8.81        $  9.61        $10.00         $10.07
                                                        =======        =======        =======       =======        =======
Total return (e).................................         2.58%(f)(g)  (2.39)%          4.93%         8.52%          5.94%(f)
                                                        =======        =======        =======       =======        =======
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses...............................         0.75%(h)       0.75%          0.75%         0.75%          0.87%(h)
Interest expense allocated from Portfolio........            --          0.03%             --            --             --
Net expenses.....................................         0.75%(h)       0.78%          0.75%         0.75%          0.87%(h)
Net investment income............................         6.19%(h)       6.28%(c)       8.90%         8.97%          7.68%(h)
Waiver/reimbursement.............................         0.29%(h)       0.21%          0.10%         0.14%          0.85%(h)
Net assets, end of period (000's)................       $89,537       $100,912       $135,964      $184,661       $127,195

(a)From commencement of operations on December 17, 1998.
(b)Per share data was calculated using average shares outstanding during the period
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.01 and increase net realized and unrealized loss per share by $0.01. The impact to the ratio of net investment income to average net assets increased from 6.27% to 6.28%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01.
(e)Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)At February 28, 2003, the Fund's total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on an investment not meeting the Fund's investment restrictions. This reimbursement had an impact of less than 0.01% on the Fund's return.
(h)Annualized.

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30

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31

                       This page intentionally left blank.

Transfer Agent

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty-Stein Roe Institutional Floating Rate Income Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-338-2550 and additional reports will be sent to you.

Semiannual Report:
Liberty-Stein Roe Institutional Floating Rate Income Fund

[logo: STEIN ROE MUTUAL FUNDS]

One Financial Center
Boston, MA 02111-2621

800-338-2550

                                                        S87-03/082N-0303 (04/03)
                                                                         03/0815

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty-Stein Roe Institutional Floating Rate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.